Reconciliation of Unrecognized Tax Benefit (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Beginning of year	$ 1.6	$ 5.2
Additions based on tax positions related to the current year	0	0
Reductions for tax positions of prior years	(0.2)	(3.6)
End of year	$ 1.4	$ 1.6